UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10201

The Appleton Funds
 (Exact name of registrant as specified in charter)

One Post Office Square, 6th Floor
Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Daniel T. Buckley
One Post Office Square, 6th Floor
Boston, Massachusetts 02109
 (Name and address of agent for service)

617-338-0700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

The Trust's Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Shares	Common Stocks ― 93.9%	Market Value
	Consumer Discretionary ― 19.9%
8,250	Carnival Corp.	$435,352
5,400	Delphi Automotive PLC	405,108
2,700	Hasbro, Inc.	216,270
3,875	Home Depot, Inc.	517,041
4,550	Netflix, Inc. *	465,147
7,500	Starbucks Corp.	447,750
4,700	The Walt Disney Co.	466,757
4,000	Under Armour, Inc. *	339,320
		3,292,745
	Consumer Staples ― 7.0%
2,800	Constellation Brands, Inc.	423,052
2,500	Costco Wholesale Corp.	393,950
3,200	CVS Health Corp.	331,936
		1,148,938
	Energy ― 2.0%
5,250	Valero Energy Corp.	336,735
	Financials ― 15.5%
4,100	American Tower Corp.	419,717
23,000	Bank Of America Corp.	310,960
2,400	Goldman Sachs Group, Inc.	376,752
1,700	Intercontinental Exchange, Inc.	399,738
6,100	JPMorgan Chase & Co.	361,242
5,000	Northern Trust Corp.	325,850
7,500	Wells Fargo & Co.	362,700
		2,556,959
	Health Care ― 16.3%
1,400	Allergan, Inc. *	375,242
2,900	Amgen, Inc.	434,797
6,500	Cerner Corp. *	344,240
2,650	Illumina, Inc. *	429,592
4,450	Medtronic PLC	333,750
3,500	Thermo Fisher Scientific, Inc.	495,565
6,400	Zoetis, Inc.	283,712
		2,696,898

SCHEDULE OF INVESTMENTS, continued
March 31, 2016 (Unaudited)

Shares		Market Value
	Industrials ― 7.3%
1,650	Lockheed Martin Corp.	365,475
2,350	Roper Industries, Inc.	429,509
5,250	Wabtec Corp.	416,273
		1,211,257
	Information Technology ― 23.3%
6,000	Akamai Technologies, Inc. *	333,420
500	Alphabet, Inc. *	372,475
8,015	Apple, Inc.	873,555
2,800	Electronic Arts, Inc. *	185,108
4,500	Facebook, Inc. *	513,450
4,000	NXP Semiconductors N.V. *	324,280
3,100	Palo Alto Networks, Inc. *	505,734
6,500	PayPal Holdings, Inc. *	250,900
6,350	Visa, Inc.	485,648
		3,844,570
	Materials ― 2.6%
1,500	The Sherwin-Williams Co.	427,005

	Total Common Stocks (Cost $11,542,559)	$15,515,107

	Short-Term Investment ― 4.3%
	Money Market Fund ― 4.3%
718,171	Fidelity Money Market Portfolio Select Class, 0.30% (a)	$718,171
	Total Short-Term Investment (Cost $718,171)	$718,171

	Total Investments ― 98.2% (Cost $12,260,730)	$16,233,278
	Other assets in excess of liabilities ― 1.8%	304,111
	Total Net Assets ― 100.0%	$16,537,389

Percentages are stated as a percent of net assets.
*	Non-income producing.
(a)	Represents annualized seven-day yield at March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and
S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

APPLETON EQUITY GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Securities Valuation – The net asset value of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business.  The Fund's portfolio securities are valued as of the close of business of the regular session of the NYSE (normally 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Money market instruments are valued at the reported net asset value.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the market value of the Fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,515,107	$-	$-	$15,515,107
Short-Term Investments	718,171	-	-	718,171

Please refer to the Schedule of Investments for industry classification of the Fund's holdings.

There were no transfers between any of the Levels during the quarter ended March 31, 2016.   There were no Level 3 securities held during the period.

Federal Income Tax Information – The cost basis of the Fund's investments for federal income tax purposes as of March 31, 2016 was as follows:

Tax cost of investments	$12,260,730
Gross unrealized appreciation of investments	4,340,387
Gross unrealized depreciation of investments	(367,839)
Net unrealized appreciation of investments	3,972,548

Because tax adjustments are calculated annually, the preceding information reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Appleton Funds

                 By (Signature and Title)             /s/ Daniel T. Buckley
                  Daniel T. Buckley,
                  President

Date                 May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ Daniel T. Buckley
                        Daniel T. Buckley,
                     President

Date                   May 13, 2016

By (Signature and Title)             /s/ James I. Ladge
                        James I. Ladge,
                        Treasurer

Date                 May 13, 2016